Accounts Receivable Disclosure: Schedule of Accounts Receivable (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Details
Due from customers	$ 93,643	$ 182,663
Allowance for bad debts	(11,250)	(10,967)
Accounts receivable, net	$ 82,393	$ 171,696